SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Inventories	¥ 980	¥ 53
Net operating loss	970,036	814,105
Property and equipment	9,619
Operating lease liabilities	2,742	3,782
Other	3,035	2,653
Total deferred tax assets	986,412	820,593
Less: valuation allowance	(982,182)	(812,922)
Deferred tax assets, net of valuation allowance	4,230	7,671
Operating lease right-of-use assets	(2,979)	(4,056)
Other	(1,251)	(3,615)
Total deferred tax liabilities	(4,230)	(7,671)
Net deferred tax asset